Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	20 1 7	20 16	20 15

Current Federal Expense	$3,943,495	$3,629,213	$3,162,367
Deferred Federal Expense	793,012	222,120	625,436
Deferred Tax Expense from Tax Rate Changes	2,040,946	-	-

Federal Income Tax Expense	6,777,453	3,851,333	3,787,803
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$6,777,453	$3,851,333	$3,787,803

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	20 1 7	20 16	20 15

Statutory Federal Income Taxes	$4,954,199	$4,283,394	$4,134,570
Tax-Exempt Interest	(102,345)	(109,759)	(83,903)
Income from Cash Value Life Insurance, net of premiums	(198,730)	(182,532)	(232,988)
Meal and Entertainment Disallowance	14,354	16,813	21,600
Other	69,029	(156,583)	(51,476)
Tax Expense from Tax Rate Changes	2,040,946	-	-

Actual Federal Income Taxes	$6,777,453	$3,851,333	$3,787,803

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 1 7	20 16

Deferred Tax Assets
Allowance for Loan Losses	$1,576,577	$3,033,920
Other Real Estate	304,813	688,162
Deferred Compensation	161,000	280,704
Investments	210,000	340,000
Goodwill	76,058	167,666
Other	237,591	379,304

	$2,566,039	4,889,756
Deferred Tax Liabilities
Premises and Equipment	(995,190)	(1,553,460)
Other	(2,585)	(4,185)

	(997,775)	(1,557,645)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	1,725,708	2,587,163

Net Deferred Tax Assets	$3,293,972	$5,919,274